Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 668,588	€ 652,933
Loans and advances to customers	662,687	647,313
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Loan loss provisions	(5,901)	(5,621)
Loans to public authorities
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	17,475	14,384
Residential mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	339,358	329,506
Other personal lending
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	35,360	36,571
Corporate Lending
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 276,394	€ 272,472